PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of property, plant and equipment [text block]

NOTE 26: PROPERTY, PLANT AND EQUIPMENT

	Investment properties £m	Premises £m	Equipment £m	Operating lease assets £m	Total £m
Cost or valuation:
At 1 January 2017	3,764	2,550	5,965	6,206	18,485
Exchange and other adjustments	–	(37)	–	(44)	(81)
Acquisition of businesses	–	3	3	–	6
Additions	–	70	382	2,262	2,714
Expenditure on investment properties (see below)	209	–	–	–	209
Change in fair value of investment properties (note 7)	230	–	–	–	230
Disposals	(504)	(795)	(1,282)	(1,896)	(4,477)
At 31 December 2017	3,699	1,791	5,068	6,528	17,086
Exchange and other adjustments	–	–	(6)	11	5
Additions	–	72	519	1,755	2,346
Expenditure on investment properties (see below)	143	–	–	–	143
Change in fair value of investment properties (note 7)	139	–	–	–	139
Disposals	(211)	(647)	(574)	(1,540)	(2,972)
At 31 December 2018	3,770	1,216	5,007	6,754	16,747
Accumulated depreciation and impairment:
At 1 January 2017	–	1,333	2,671	1,509	5,513
Exchange and other adjustments	–	(8)	(9)	(34)	(51)
Depreciation charge for the year	–	125	734	1,085	1,944
Disposals	–	(722)	(1,271)	(1,054)	(3,047)
At 31 December 2017	–	728	2,125	1,506	4,359
Exchange and other adjustments	–	1	(8)	6	(1)
Depreciation charge for the year	–	121	715	1,016	1,852
Disposals	–	(634)	(534)	(595)	(1,763)
At 31 December 2018	–	216	2,298	1,933	4,447
Balance sheet amount at 31 December 2018	3,770	1,000	2,709	4,821	12,300
Balance sheet amount at 31 December 2017	3,699	1,063	2,943	5,022	12,727

Expenditure on investment properties is comprised as follows:

	2018 £m	2017 £m
Acquisitions of new properties	81	82
Additional expenditure on existing properties	62	127
	143	209

Rental income of £197 million (2017: £213 million) and direct operating expenses arising from properties that generate rental income of £23 million (2017: £24 million) have been recognised in the income statement.

Capital expenditure in respect of investment properties which had been contracted for but not recognised in the financial statements was £33 million (2017: £21 million).

The table above analyses movements in investment properties, all of which are categorised as level 3. See note 49 for details of levels in the fair value hierarchy.

At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2018 £m	2017 £m
Receivable within 1 year	1,095	1,301
1 to 5 years	1,156	1,419
Over 5 years	6	128
Total future minimum rentals receivable	2,257	2,848

Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. During 2017 and 2018 no contingent rentals in respect of operating leases were recognised in the income statement.

Total future minimum sub-lease income of £60 million at 31 December 2018 (£71 million at 31 December 2017) is expected to be received under non-cancellable sub-leases of the Group’s premises.